Accounts Payable and Accrued Liabilities (Schedule of Accounts Payable and Accrued Liabilities) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 1,604,972	$ 848,332
Accrued liabilities	1,060,587	1,101,890
Total accounts payable and accrued liabilities	$ 2,665,559	$ 1,950,222